   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 17, 1997.
                                                               FILE NO. 33-52784
                                                               FILE NO. 811-7244

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933        / /
                      POST-EFFECTIVE AMENDMENT NO. 12  /X/
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940    / /
                          AMENDMENT NO. 13             /X/

                               REMBRANDT FUNDS(R)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 342-5734

                                  DAVID G. LEE
                              C/O SEI INVESTMENTS
                            OAKS, PENNSYLVANIA 19456
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

     RICHARD W. GRANT, ESQUIRE                JOHN H. GRADY, ESQUIRE
     MORGAN, LEWIS & BOCKIUS LLP              MORGAN, LEWIS & BOCKIUS LLP
     2000 ONE LOGAN SQUARE                    1800 M STREET, N.W.
     PHILADELPHIA, PENNSYLVANIA 19103         WASHINGTON, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

          ______  immediately upon filing pursuant to paragraph (b)

          ______  on [date] pursuant to paragraph (b)

          ______  60 days after filing pursuant to paragraph (a)

          ______  on [date] pursuant to paragraph (a);

             X    75 days after filing pursuant to paragraph (a) of Rule 485
          ------

                               REMBRANDT FUNDS(R)
                        POST-EFFECTIVE AMENDMENT NO. 12
                             CROSS REFERENCE SHEET


N-1A ITEM NO.                                                                  LOCATION
------------------------------------------------------------------------------------------------------------------------------------

PART A -
 Item 1.                               Cover Page                              Cover Page
 Item 2.                               Synopsis                                Portfolio Expenses
 Item 3.                               Condensed Financial Information         N A
 Item 4.                               General Description of Registrant       Fund Highlights
                                                                               General Information--The Trust;
                                                                               Investment Objective
                                                                               and Policies; Certain Risk
                                                                               Factors; Investment Limitations
 Item 5.                               Management of the Trust                 General Information--Trustees of the Trust; The
                                                                               Advisor; The Sub-Advisor, The
                                                                               Administrator; The
                                                                               Transfer Agent; The Distributor

 Item 6.                               Capital Stock and Other Securities      General Information--Voting Rights; General
                                                                               Information--Shareholder Inquiries;
                                                                               General Information--Dividends; Taxes
 Item 7.                               Purchase of Securities Being Offered    Purchase of Shares
 Item 8.                               Redemption or Repurchase                Redemption of Shares
 Item 9.                               Pending Legal Proceedings               *

PART B -
 Item 10.                              Cover Page                              Cover Page
 Item 11.                              Table of Contents                       Table of Contents
 Item 12.                              General Information and History         The Trust
 Item 13.                              Investment Objectives and Policies      Description of Permitted Investments; Investment
                                                                               Limitations; Non-Fundamental Policies
 Item 14.                              Management of the Registrant            Trustees and Officers of the Trust; The Administrator

 Item 15.                              Control Persons and Principal Holders   Trustees and Officers of the Trust
                                       of Securities
 Item 16.                              Investment Advisory and Other Services  The Advisor; The Administrator; The Distributor;
                                                                               Experts
 Item 17.                              Brokerage Allocation                    Fund Transactions; Trading Practices and Brokerage
 Item 18.                              Capital Stock and Other Securities      Description of Shares
 Item 19.                              Purchase, Redemption, and Pricing       Purchase and Redemption of Shares;
                                       of Securities Being Offered             Determination of Net Asset Value
 Item 20.                              Tax Status                              Taxes
 Item 21.                              Underwriters                            The Distributor
 Item 22.                              Calculation of Yield Quotations         Computation of Yield; Calculation of Total Return

PART C -

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

REMBRANDT FUNDS (R)
COMMON SHARES A NO-LOAD CLASS

       1997
--------------------------------------------------------------------------------

Real Estate Fund

--------------------------------------------------------------------------------

Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Fund's investment goals match your own.

A Statement of Additional Information dated [    ], 1997 has been filed with
the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-443-4725. The Statement of Additional Information is incorporated into this Prospectus by reference.

Common Shares of the Rembrandt Funds(R) (the "Trust") are offered to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 9THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS
 OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, BANK
 AFFILIATE OR CORRESPONDENT. THE TRUST'S SHARES ARE NOT
 FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
 CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
 GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES
 RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT
 INVESTED.

THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE PORTFOLIO REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

 ................................................................................

 TABLE OF CONTENTS

  Fund Highlights...........................................................   2
  Portfolio Expenses........................................................   4
  Your Account and Doing Business with Us...................................   5
  Investment Objective and Policies.........................................   9
  Certain Risk Factors......................................................  10
  Investment Limitations....................................................  12
  The Advisor...............................................................  12
  The Administrator.........................................................  13
  The Transfer Agent........................................................  13
  The Distributor...........................................................  13
  Performance...............................................................  14
  Taxes.....................................................................  14
  Additional Information About Doing Business With Us.......................  16
  General Information.......................................................  17
  Description of Permitted Investments and Risk Factors.....................  19

 ................................................................................


HOW TO READ THIS PROSPECTUS ____________________________________________________

This Prospectus gives you information that you should know about the Fund before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol.
                                         [LOGO OF SEI REMBRANDT(R) APPEARS HERE]


FUND HIGHLIGHTS ________________________________________________________________

The following summary provides basic information about the Common Shares of the Real Estate Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

INVESTMENT OBJECTIVE    The Real Estate Fund seeks a high level of total return,
AND POLICIES            primarily through investments in the equity securities
                        of companies principally engaged in, or related to, the real estate industry. For more information, see
                        "Investment Objective and Policies," and "Description of
                        Permitted Investments and Risk Factors."

UNDERSTANDING RISK      The Fund invests in equity securities whose values may
                        be affected by the financial markets as well as by developments impacting specific issuers. Because the Fund invests primarily in the securities of companies principally engaged in the real estate industry, its investments may be subject to the risks associated with the direct ownership of real estate. The Fund may invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities. See "Risk Factors" and "Description of Permitted Investments and Risk
                        Factors" in this prospectus, and the Statement of Additional Information.

MANAGEMENT PROFILE      ABN AMRO Asset Management (USA) Inc. (the "Advisor")
                        (formerly LaSalle Street Capital Management, Ltd.)
                        serves as the Advisor to the Funds. SEI Fund Resources
                        (the "Administrator") serves as the Administrator and shareholder servicing agent of the Trust. DST Systems, Inc. ("DST") serves as transfer agent ("Transfer Agent") and dividend disbursing agent for the Trust.
                        Rembrandt(R) Financial Services Company, an affiliate of the Administrator (the "Distributor"), serves as distributor of the Trust's shares. See "The Advisor,"
                        "The Administrator" and "The Distributor."

YOUR ACCOUNT      You may open a Common Shares account with a minimum amount
AND DOING         of $2,000 per Fund and make additional investments with as
BUSINESS WITH     little as $100. A Common Shares account may be opened by
US                contacting the transfer agent or your financial
                  intermediary. Redemptions of the Fund's shares are made at net asset value per share. See "Your Account and Doing
                  Business With Us."


DIVIDENDS         Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless you elect to take the payment in cash. See "General
                  Information--Dividends."

INFORMATION/      For more information, call 1-800-443-4725, or contact your
SERVICE           financial intermediary.
CONTACTS

PORTFOLIO EXPENSES _____________________________________________________________

The purpose of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in COMMON SHARES of the Fund.

SHAREHOLDER TRANSACTION EXPENSES/1/ (As a percentage of offering price)     None

--------------------------------------------------------------------------------

(1) A charge, currently $10.00, is imposed on wires of redemption proceeds. Certain financial intermediaries may impose account fees or other charges.


ANNUAL OPERATING EXPENSES (As a percentage of average net assets)
--------------------------------------------------------------------------------

Advisory Fees(1) (after voluntary waivers)                                 .70%
12b-1 Fees                                                                None
Other Expenses(2)                                                          .61%
-------------------------------------------------------------------------------
Total Operating Expenses(3) (after voluntary
 waivers)                                                                 1.31%
-------------------------------------------------------------------------------


(1) The Advisor has waived, on a voluntary basis, a portion of its fees from the Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees would be 1.00%. See "The Advisor."

(2) "Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.

(3) Absent waivers, Total Operating Expenses would be 1.61%.

EXAMPLE
--------------------------------------------------------------------------------

                                                                  1 YR. 3 YRS.
                                                                  ----- ------
An investor would pay the following expenses on a $1,000 invest-
ment assuming (1) 5% annual return and (2) redemption at the end
of each time period:                                                $16    $51

--------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist you in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Common Shares of the Funds. If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. See "The Advisor," "The Administrator" and "The Distributor."

 ................................................................................
[LOGO OF SEI REMBRANDT(R) APPEAR HERE]

     HOW DO I OBTAIN AN APPLICATION?

 Account Application forms can be obtained by calling 1-800-443-4725.
 ................................................................................

YOUR ACCOUNT AND DOING BUSINESS WITH US

Common Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Transfer Agent, DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, either by mail, telephone or by wire. Shares may also be purchased through a variety of channels, including wrap programs, retirement plans, discount brokerage programs and through various brokerage firms including Jack White & Company, Lombard Institutional, and
Quick & Reilly. For more information about the following topics, see
"Additional Information About Doing Business with Us."
--------------------------------------------------------------------------------
HOW TO BUY
COMMON SHARES
FROM THE
TRANSFER AGENT


Opening an       You may purchase Common Shares of the Fund by completing and
Account By       signing an Account Application form and mailing it, along with
Mail             a check (or other negotiable bank instrument or money order)
                 payable to "Rembrandt Funds(R), [Fund Name]," to Rembrandt
                 Funds, P.O. Box 419402, Kansas City, Missouri 64141-6402.
                 Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Transfer Agent.
                    All purchases made by check should be in U.S. dollars and
                 made payable to the Rembrandt Funds(R). Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 days.

By Telephone     If your Account Application has been previously received, you also may purchase shares over the telephone by calling 1-800-
                 443-4725. Orders by telephone will not be executed until payment has been received. If your check received for purchase of Common Shares does not clear, the purchase will be canceled and you could be liable for any losses or fees incurred.

By Wire If you have an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of a Fund by requesting your bank to transmit funds by wire to:
                 United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 98-7052-349-3; Further Credit: [Name of Fund]. Your name and account number must be specified in the wire. Your bank may impose a fee for investments by wire.
                    Initial Purchases: Before making an initial investment by
                 wire, you must first telephone 1-800-443-4725 to be assigned an account number. Your name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: Rembrandt Funds, P.O. Box 419402, Kansas City, Missouri 64141-6402.

                    Subsequent Purchases: Additional investments may be made
                 at any time through the wire procedures described above, which must include your name and account number.

 ................................................................................
[LOGO OF SEI REMBRANDT(R) APPEARS HERE]

     HOW DOES AN EXCHANGE TAKE PLACE?


 When making an exchange, you authorize the sale of your shares of one or more Funds in order to purchase the shares of another Fund. In other words, you are executing a sell order and then a buy order. This sale of your shares is a taxable event which could result in a taxable gain or loss.
 ................................................................................


Other            If you purchased your shares directly from the Transfer Agent
Information      and you want to transfer the registration of your shares, you
Regarding        should contact the Administrator by calling 1-800-443-4725.
Purchases        Purchases of Common Shares may be made by direct deposit or
                 Automated Clearing House transactions. No certificates representing shares will be issued.

Automatic        You may systematically buy Common Shares through deductions
Investment       from your checking accounts, provided these accounts are
Plan ("AIP")     maintained through banks which are part of the Automated
                 Clearing House system. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The minimum pre-authorized investment amount is $50 per month.You may obtain an AIP application form by calling 1-800-443-4725. If you purchased shares through a financial intermediary, contact your intermediary to find out if the AIP is available to you.
                 See "Doing Business Through Intermediaries."

EXCHANGING SHARES

When Can You     Once payment for your shares has been received and accepted
Exchange         (i.e., an account has been established), you may exchange some
Shares?          or all of your Common Shares for Common Shares of other Funds within the Trust. Exchanges are made at net asset value. For an established account, exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent.

                    The Trust reserves the right to change the terms and
                 conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.

Requesting an    To request an exchange, you must provide proper written
Exchange of      instructions to the Transfer Agent. Telephone exchanges will
Shares           also be accepted if you previously elected this option on
                 your account application.

                    If an Exchange Request is received by the Transfer Agent
                 in good order by 4:00 p.m., Eastern time, on any Business Day, the exchange usually will occur on that day.


REDEMPTION OF    You may redeem your shares on any Business Day, by mail or by
SHARES           telephone. Redemption proceeds may not be transmitted by
                 Federal Reserve wire on federal holidays restricting wire transfers. Redemption orders must be received by 4:00 p.m., Eastern time.

 ................................................................................
[LOGO OF SEI REMBRANDT(R) APPEARS HERE]

     WHAT IS A SIGNATURE GUARANTEE?


 A signature guarantee veri-fies the authenticity of your signature and may be obtained from any of the following: banks, brokers, dealers, certain credit unions, securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.
 ................................................................................

By Mail A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record.

By Telephone     Payment for shares redeemed will be made within seven days
Redemption       after receipt by the Transfer Agent of the valid request for
Proceeds         redemption. The Fund intends to pay cash for all shares
                 redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price.
                 In such cases, you may incur brokerage costs in converting such securities to cash. Shares may be redeemed by telephone if you elect that option on your Account Application. You may have the proceeds mailed to your address or mailed or wired to a commercial bank account previously designated on your Account Application or transmitted via Automated Clearing
                 House. There is no charge for having redemption requests mailed to a designated bank account. Under most circumstances, payments will be transmitted on the next
                 Business Day following receipt of a valid request for redemption. Wire transfer redemption requests may be made by calling the Transfer Agent at 1-800-443-4725, who will deduct a wire charge of $10.00 from the amount of the redemption.

Communicating    Neither the Trust nor the Transfer Agent will be responsible
with the         for any loss, liability, cost or expense for acting upon wire
Transfer Agent   instructions or upon telephone instructions that it
                 reasonably believes to be genuine. The Trust and the Transfer
                 Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing the order by other means. You may not close your account by telephone.

Other            All redemption orders are effected at the net asset value per
Information      share next determined after receipt of a valid request for
Regarding        redemption, as described above.
Redemptions         At various times, the Fund may be requested to redeem
                 shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds will be delayed for at least 15 days from the date of purchase or until payment has been collected for the purchase of such shares. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when your right to redeem your shares may be suspended.


Systematic        The Fund offers a Systematic Withdrawal Plan ("SWP") for
Withdrawal Plan   Shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or Automated
                  Clearing House of $50 or more on a monthly, quarterly, semi-annual or annual basis. A SWP Application Form may be obtained by calling 1-800-443-4725.
                     You should realize that if withdrawals exceed income
                  dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, you must have your dividends automatically reinvested. You may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

                     If you purchased shares through a financial Intermediary,
                  contact your intermediary to find out if the SWP is available to you. See "Doing Business Through
                  Intermediaries."


DOING BUSINESS    Common Shares of the Funds may be purchased through
THROUGH           financial institutions, including broker-dealers or banks,
INTERMEDIARIES    which have established a dealer agreement with the
                  Distributor ("Intermediaries"). Each Intermediary may impose its own rules regarding investing in the Funds, including procedures for purchases, redemptions, and exchanges.
                  Contact your Intermediary for information about the services available to you and for specific instructions on how to buy, sell and exchange shares. Certain Intermediaries may charge account fees. Information concerning any charges will be provided to you by your Intermediary. Some Intermediaries may be required to register as broker-dealers under state law.
                     The shares you purchase through your Intermediary may be
                  held "of record" by that Intermediary. If you want to transfer the registration of shares beneficially owned by you, but held "of record" by your Intermediary, you should call your Intermediary to request this change.

 ................................................................................
[LOGO OF SEI REMBRANDT(R) APPEARS HERE]

     WHAT ARE INVESTMENT OBJECTIVES AND POLICIES?


 Each Fund's investment objective is a statement of what it seeks to achieve.
 It is important to make sure that the investment objective matches your own financial needs and circumstances. The investment policies section spells out the types of securities in which each Fund invests.
 ................................................................................

INVESTMENT OBJECTIVE AND POLICIES ______________________________________________


                 The Real Estate Fund seeks a high level of total return, a combination of growth and income, primarily through investments in equity securities of companies principally engaged in the real estate industry. Equity securities include common stock, shares or units of beneficial interests of real estate investment trusts ("REITs"), limited partnership interests in master limited partnerships, rights or warrants to purchase common stock, preferred stock and securities convertible into or exchangeable for common stock.

                    The Fund will normally invest at least 65% of its assets in equity securities of U.S. or foreign companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies. The Fund will not invest in real estate directly.


                    Any remaining assets of the Fund may be invested in
                 securities of companies outside the real estate industry, including: U.S. dollar denominated equity securities of foreign issuers, including sponsored ADRs; fixed income securities rated in the four highest rating categories by an NRSRO; money market instruments and U.S. Government securities. The Fund may engage in short sales.


                    The Fund may invest in convertible securities whether or
                 not they are listed on national securities exchanges.

                    The Fund will invest no more than 10% of its total assets
                 in restricted securities. In addition, the Fund may invest up to 5% of its assets in restricted securities that the Advisor determines are liquid. The Fund will invest no more than 15% of its net assets in illiquid securities.

                     The Fund may enter into options, futures contracts, and
                  options on futures for bona fide hedging purposes only. The Fund may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by the Fund. The Fund currently does not intend to invest in futures or options.


                     The Fund may invest in variable and floating rate
                  obligations and may purchase securities on a when-issued basis.

                     In addition, the Fund may engage in securities lending.

                     There will be no limit to the percentage of portfolio
                  securities that the Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

                     For temporary defensive purposes when the Advisor
                  determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments. To the extent the Fund is investing for temporary defensive purposes, the Fund will not be pursuing its investment objective.


                     The Fund will concentrate in the real estate industry,
                  but may not invest more than 25% of its total assets in securities of companies in any one other industry (the U.S. Government, its agencies and instrumentalities are not considered an industry). See "Investment Limitations."

CERTAIN RISK FACTORS ___________________________________________________________

                  The investment policies of the Fund entail certain risks and considerations of which an investor should be aware.

The Real Estate   Because the Fund invests primarily in the securities of
Industry          companies principally engaged in the real estate industry, its investments may be subject to the risks associated with the direct ownership of real estate. These risks include:
                  the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Fund's investments. The Fund's share price and investment return fluctuate, and a shareholder's investment when redeemed may be worth more or less than its original cost.

REITs Because the U.S. Real Estate Fund may invest in REITs, the Fund also may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). Rising interest rates may cause the value of the debt securities in which the Fund will invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will effect the Fund's net asset value.

Equity            Investments in equity securities are generally subject to
Securities        market risks that may cause their prices to fluctuate over time. The values of convertible equity securities are also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Non-              The Fund is non-diversified for purposes of the Investment
Diversification   Company Act of 1940, as amended (the "1940 Act"), which
                  means that it is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

                     There is a risk that the current interest rate on
                  floating and variable rate instruments may not accurately reflect existing market interest rates.

                     Fixed income securities rated BBB by S&P or Baa by
                  Moody's (the lowest ratings of investment grade bonds) are deemed by these rating services to have speculative characteristics.

Foreign
Securities        The Fund may invest in securities of foreign issuers.
                  Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and

 ................................................................................
[LOGO OF SEI REMBRANDT(R) APPEARS HERE]

     INVESTMENT ADVISOR


 A Fund's investment advisor manages the investment activities and is responsible for the performance of the Fund. The advisor conducts investment research, executes investment strategies based on an assessment of economic and market conditions, and determines which securities to buy, hold or sell.
 ................................................................................

                 financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.


INVESTMENT LIMITATIONS _________________________________________________________

                 The Fund may not:

                 1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the real estate industry, obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation
                    (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
                    (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

                 2. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.




                    The foregoing percentages will apply at the time of the
                 purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR ____________________________________________________________________

                 The Trust and ABN AMRO Asset Management (USA) Inc. (the "Advisor") (formerly, LaSalle Street Capital Management, Ltd.), 208 South LaSalle Street, Chicago, Illinois have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust.

                    The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Real Estate Fund. The Advisor may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Advisor reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.


                     The Advisor was organized in March, 1991 under the laws
                  of the State of Delaware. The Advisor manages assets for corporations, unions, governments, insurance companies and charitable organizations. As of December 31, 1996, total assets under management by the Advisor were approximately $3.4 billion.

                     The Advisor is a direct, wholly-owned subsidiary of ABN-
                  AMRO Capital Markets Holdings, Inc. which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company.



                     Nancy Droppelman, CPA, has served as portfolio manager of
                  the Real Estate Fund since its inception. Ms. Droppelman has been associated with the Advisor since January 1997. Prior to joining the Advisor, Ms. Droppelman served as a real
                  estate analyst with Edward Jones from January 1995 to    ,
                  and served as a financial analyst and development accounting manager with CenterMark Properties from November 1988 to January 1995.


THE ADMINISTRATOR ______________________________________________________________

                  SEI Fund Resources (the "Administrator"), Oaks, Pennsylvania, 19456, a Delaware business trust, provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Funds.


THE TRANSFERAGENT ______________________________________________________________
                  DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, serves as the transfer agent, and dividend disbursing agent for the Trust. Compensation for these services is paid under a transfer agency agreement with the Trust.

THE DISTRIBUTOR ________________________________________________________________
                  Rembrandt(R) Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a subsidiary of SEI Financial Services Company, and the Trust are parties to a distribution agreement (the "Distribution Agreement").


                     The Fund may execute brokerage or other agency
                  transactions through an affiliate of the Advisor or through the Distributor for which the affiliate of the Distributor receives compensation.

PERFORMANCE ____________________________________________________________________


                  From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.

                     The total return of the Fund refers to the average
                  compounded rate of return on a hypothetical investment, for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Fund may also be quoted as a dollar amount or on an aggregate basis, or an actual basis.


                     The Fund may periodically compare its performance to that
                  of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                     The Fund may quote various measures of volatility and
                  benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.


                     The portfolio turnover rate for the Real Estate Fund may
                  exceed 100%. A high turnover rate will result in higher transaction costs and may result in additional tax consequences for shareholders.


TAXES __________________________________________________________________________

                  The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of the Fund or its Shareholders. In addition, state and local tax

 ................................................................................
[LOGO OF SEI REMBRANDT(R) APPEARS HERE]

     TAXES


 You must pay taxes on your Fund's earnings, whether you take your payments in cash or additional shares.
 ................................................................................

 ................................................................................
[LOGO OF SEI REMBRANDT(R) APPEARS HERE]

     DISTRIBUTIONS


 The Fund distributes income dividends and capital gains. Income dividends represent the earnings from the Fund's investments; capital gains distributions occur when investments in the Fund are sold for more than the original purchase price.
 ................................................................................

                 consequences on an investment in the Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to Federal, state, and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of    The Fund is treated as a separate entity for Federal income tax
the Funds        purposes and is not combined with the Trust's other Funds. The
                 Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

Tax Status of    The Fund will distribute all of its net investment income
Distributions    (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually as capital gains distributions and will be treated as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long you have held shares and regardless of whether you receive the distributions are received in cash or in additional shares. The Fund will notify you annually of the Federal income tax character of all distributions.

                    Because the Fund distributes all of its net investment
                 income to its Shareholders, the Fund may have to sell portfolio securities to distribute such income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

                    Income received on U.S. obligations is exempt from tax at
                 the state level when received directly by the Fund and may be exempt, depending on the state, when received by you as income dividends from the Fund, provided certain state-specific conditions are satisfied. The Fund will inform you annually of the percentage of income and distributions derived from U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

 ................................................................................
[LOGO OF SEI REMBRANDT(R) APPEARS HERE]

    BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN:

 . The account number and Fund name are shown
 . The amount of the transaction is specified in dollars or shares
 . Signatures of all owners appear exactly as they are registered on the account
 . Any required signature guarantees (if applicable) are included
 . Other supporting legal documents (as necessary) are present
 ................................................................................

                    Dividends declared by the Fund in October, November or
                 December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

                    The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Federal excise tax applicable to regulated investment companies.

                    Investment income received by a Fund from sources within
                 foreign countries may be subject to foreign income taxes withheld at the source.

                    As a general rule, income dividends (not capital gain
                 distributions) paid by the Fund, to the extent the dividend is derived from dividends received from domestic corporations, may qualify for the dividends received deduction for corporate shareholders. Distributions of net capital gains from the Fund do not qualify for the dividends received deduction.

                    Each sale, exchange, or redemption of Fund shares is a
                 taxable event to you.

ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US ____________________________

Business Days    You may buy, redeem or exchange shares on days on which the
                 New York Stock Exchange is open for business (a "Business
                 Day").

                    Your purchase order for Common Shares will be effective as of the day received by the Transfer Agent if the Transfer Agent receives your order before 4:00 p.m., Eastern time. However, your order may be canceled if the Custodian does not receive federal funds before 4:00 p.m., Eastern time on the next Business Day, and you could be liable for any fees or expenses incurred by the Trust. The purchase price of Common Shares of the Fund is the net asset value next determined after a purchase order is effective.

                    Your Intermediary may have earlier cutoff times for share
                 transactions. If you purchased shares through an Intermediary, please contact your Intermediary for more information about its order requirements.


Minimum          The minimum initial investment is $2,000; however, the
Investment       minimum investment may be waived at the Distributor's
                 discretion. All subsequent purchases must be at least $100.
                 The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term movements. Consequently, the Trust reserves the right to reject a purchase order for Common Shares when the Trust or the Transfer Agent determines that it is not in the best interest of the Trust or its shareholders to accept such order. Your Intermediary may impose its own minimum initial and subsequent investment requirements. If you purchased shares through an Intermediary, you should contact your Intermediary for information about any such requirements.

Maintaining a     Due to the relatively high cost of handling small
Minimum Account   investments, the Fund reserves the right to redeem, at net
Balance           asset value, your shares if, because of redemptions of
                  shares by or on your behalf, your account in the Fund has a value of less than $1,000. Before the Fund exercises its right to redeem such shares and send the proceeds to you, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount that will increase the value of the account to at least $1,000. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended. Financial
                  Intermediaries also may have requirements for maintaining a minimum account balance. If you purchased shares through an Intermediary, you should contact your Intermediary for information about any such arrangements.

Net Asset Value   The purchase price of a share of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The selling price of a share of the Fund is the net asset value per share next determined after receipt of the request for redemption in good order.
                  The net asset value of the Fund is determined as of the regular close of business of the New York Stock Exchange
                  (currently 4:00 p.m. Eastern time) each Business Day.

How the Net       The net asset value per share of the Fund is determined by
Asset Value is    dividing the total market value of the Fund's investments
Determined        and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The Fund values its portfolio securities at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. The
                  Fund may use a pricing service to provide market quotations.
                  A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, call features, ratings, and developments related to a specific security.

GENERAL INFORMATION ____________________________________________________________

The Trust         The Trust was organized as a Massachusetts business trust
                  under a Declaration of Trust dated September 17, 1992, and amended September 28, 1992 and October 20, 1992. The
                  Declaration of Trust permits the Trust to offer shares of separate funds and different classes of each fund. The Trust consists of the following funds: Money Market Fund, Government Money Market Fund, Treasury Money Market Fund,
                  Tax-Exempt Money

                  Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund, Latin America Equity Fund, Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Balanced Fund and Real Estate Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that fund, and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds. As of December 31, 1996, the Limited Volatility Fixed Income Fund and TransEurope Fund had not commenced operations. Each Fund, except the Real Estate Fund and the Latin America Equity Fund, offers two classes of shares:
                  Common Shares and Investor Shares. Each class has its own expense structure and other characteristics. Investor and Common Shares of the other funds are offered through separate prospectuses.

                     The Trust pays its expenses, including fees of its
                  service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the   The management and affairs of the Trust are supervised by
Trust             the Trustees under the laws governing business trusts in the
                  Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

Voting Rights     Each share held entitles the shareholder of record to one
                  vote. Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class.
                  As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings, but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting         The Trust issues unaudited financial information semi-
                  annually and audited financial statements annually. The
                  Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

                  Shareholder inquiries should be directed to the Administrator,
Shareholder       Oaks, Pennsylvania, 19456, at 1-800-443-4725. Substantially
Inquiries         all of the net investment income (not including capital gains)
Dividends         of the Real Estate Fund is distributed in the form of monthly dividends. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually.


                     You automatically receive all income dividends and
                  capital gain distributions in additional shares at the net asset value next determined following the record date, unless you have elected to take such payment in cash. You may change your election by providing written notice to the Transfer Agent at least 15 days prior to the distribution.

                     Dividends and distributions of the Fund are paid on a
                  per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and       Morgan, Lewis & Bockius LLP serves as counsel to the Trust.
Auditors          Ernst & Young LLP serves as the independent auditors of the
                  Trust.

Custodians        CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box
                  7618, Philadelphia, Pennsylvania 19101, acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS __________________________

                  The following is a description of certain of the permitted investments and risk factors for the Fund:

American          ADRs are securities, typically issued by a U.S. financial
Depositary        institution (a "depositary"), that evidence ownership
Receipts          interests in a security or a pool of securities issued by a
("ADRs")          foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Bankers'          Bankers' acceptances are bills of exchange or time drafts
Acceptances       drawn on and accepted by a commercial bank. Bankers'
                  acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.


Certificates of   Certificates of deposit are interest bearing instruments
Deposit           with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial        Commercial paper is a term used to describe unsecured short-
Paper             term promissory notes issued by banks, municipalities,
                  corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible       Convertible securities are corporate securities that are
Securities        exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.


Equity            Equity securities are common stocks and common stock
Securities        equivalents consisting of securities convertible into common stocks and securities having common stock characteristics
                  (i.e., rights and warrants to purchase common stocks, sponsored and unsponsored ADRs and equity securities of closed-end investment companies. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will not affect the Fund's net asset value.

Fixed Income      The market value of fixed income investments will change in
Securities        response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of securities with longer maturities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by NRSROs in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.


Illiquid          Illiquid securities are securities that cannot be disposed
Securities        of within 7 business days at approximately the price at
                  which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.


Investment        The Fund's purchase of investment company securities will
Company           result in the layering of expenses. The Fund is prohibited
Securities        from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired companying having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Master Limited    Master Limited Partnerships are public limited partnerships
Partnerships      composed of (i) assets spun off from corporations or (ii)
                  private limited partnerships. Master limited partnerships are formed by reorganizing corporate assets or private partnerships as public limited partnerships combining various investment objectives. Interests in master limited partnerships are represented by depositary receipts traded in the secondary market. Because limited partners have no active role in management, the safety of a limited partner's investment in a master limited partnership depends upon the management ability of the general partner.

Money Market      Money Market Instruments include certificates of deposit,
Instruments       commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

REITs REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs own real estate itself, but primarily invest their assets directly in real estate and derive their income mainly from rent and capital gains from sale of property. Mortgage REITs make loans to provide capital to real estate owners and buyers, primarily invest their assets in real estate mortgages and derive their income mainly from interest payments. Hybird REITs combine the features of Equity and Mortgage REITs.

                     A REIT does not pay corporate income tax if it meets
                  regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distributes at least 95% of its taxable income for each taxable year.


Repurchase        Repurchase agreements are agreements by which the Fund
Agreements        obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase.
                  The Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted        Restricted securities are securities that may not be sold
Securities        freely to the public absent registration under the
                  Securities Act of 1933 or an exemption from registration.

Rights Rights are instruments giving shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.


Securities        In order to generate additional income, the Fund may lend
Lending           the securities in which it is invested pursuant to
                  agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S.
                  Government or its agencies equal at all times to 100% of the market value plus accrued interest of the loaned securities.
                  Collateral is marked to market daily. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

Securities of     There are certain risks connected with investing in foreign
Foreign Issuers   securities. These include risks of adverse political and
                  economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable
                  U.S. securities. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.
                  Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

Standby           Securities subject to standby commitments or puts permit the
Commitments       holder thereof to sell the securities at a fixed price prior
and Puts          to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price.
                  However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security.

Time Deposits     Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits with a withdrawal penalty are considered to be illiquid.

U.S. Government   Obligations issued or guaranteed by agencies of the U.S.
Agency            Government, including, among others, the Federal Farm Credit
Obligations       Bank, the Federal Housing Administration and the Small
                  Business Administration, and obligations issued or guaranteed by instrumentalities of the

                  U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury     U.S. Treasury obligations consist of bills, notes and bonds
Obligations       issued by the U.S. Treasury.

Warrants Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and   When-issued or delayed delivery basis transactions involve
Delayed           the purchase of an instrument with payment and delivery
Delivery          taking place in the future. Delivery of and payment for
Securities        these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with cash or cash equivalents in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When investing in when-issued securities, the Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

                               Rembrandt Funds(R)
                              Investment Advisor:
                      ABN AMRO Asset Management (USA) Inc.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Rembrandt Funds(R) (the "Trust") and should be read in conjunction with the prospectus dated December ___, 1997. Prospectuses may be obtained by writing to the Distributor, Rembrandt(R) Financial Services Company, Oaks, Pennsylvania 19456 or by calling 1-800-443-4725.

                               TABLE OF CONTENTS

THE TRUST...........................................................   2
DESCRIPTION OF PERMITTED INVESTMENTS................................   2
INVESTMENT LIMITATIONS..............................................  12
NON-FUNDAMENTAL POLICIES............................................  13
THE ADVISOR.........................................................  14
THE ADMINISTRATOR...................................................  15
THE DISTRIBUTOR.....................................................  15
TRUSTEES AND OFFICERS OF THE TRUST..................................  16
COMPUTATION OF YIELD................................................  18
CALCULATION OF TOTAL RETURN.........................................  18
PURCHASE AND REDEMPTION OF SHARES...................................  18
DETERMINATION OF NET ASSET VALUE....................................  19
TAXES...............................................................  19
PORTFOLIO TRANSACTIONS..............................................  21
TRADING PRACTICES AND BROKERAGE.....................................  22
DESCRIPTION OF SHARES...............................................  24
SHAREHOLDER LIABILITY...............................................  24
LIMITATION OF TRUSTEES' LIABILITY...................................  25
APPENDIX............................................................ A-1

December ____, 1997

[PRODUCT CODE]

THE TRUST

Rembrandt Funds(R) is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each fund. The Trust has two separate classes of shares, the Common Shares and the Investor Shares, which provide for variations in distribution costs, voting rights and dividends. Except for these differences between Common Shares and Investor Shares, each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." The Real Estate Fund is offered only through Common Shares. This Statement of Additional Information relates to the Common Shares of the Real Estate Fund.


DESCRIPTION OF PERMITTED INVESTMENTS

Variable Amount Master Demand Notes

Variable amount master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Floating Rate Notes

Floating rate notes will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks.
The quality of the underlying credit or of the bank, as the case may be, must be rated in the third highest rating category or, in the Advisor's opinion, be of comparable quality. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Advisor may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

GNMA Certificates

GNMA Certificates are securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Mortgage-Backed Securities

Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds that are secured by a first lien on a pool of single family detached properties). Many

CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and
                    --- ----
principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Certain of the Funds also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class.
These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Short Sales

Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Fund may sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

The Fund may also maintain short positions in forward currency exchange transactions, which involve the Fund's agreeing to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. To ensure that any short position of the Fund is not used to achieve leverage, the Fund establishes with its custodian a segregated account consisting of cash or cash equivalents equal to the fluctuating market value of the currency as to which any short position is being maintained.

Repurchase Agreements

Repurchase agreements, into which the Fund is permitted to enter, are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits
                   ----
to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in
Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditors and required to return the underlying securities to the seller's estate.

Standby Commitments, or Puts

The Advisor has the authority to purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date.

Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised.
The Fund will limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with all other unsecured creditors) of the writer.
 ----
Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Options

Put and call options may be used by the Fund from time to time as the Advisor deems to be appropriate except as limited by the Fund's investment restrictions, but will not be used for speculative purposes. Among the strategies the Advisor may use are: protective puts on stocks owned by the Fund, buying calls on stocks the Fund is attempting to buy and writing covered calls on stocks the Fund owns.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, the Fund may enter into a "closing transaction" -- the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may buy protective put options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock.

However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

The Fund may buy call options from time to time as the Advisor determines is appropriate in seeking the Fund's investment objective. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call (which will expire worthless) but will be able to buy the stock at a lower price.

The Fund may write covered call options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, cash equivalents or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

There are risks associated with option transactions, including the following:
(i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be imperfect correlation between the movement in prices of securities held by the Fund; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges, in addition, the Fund will only sell covered futures contracts and options on futures contracts.

No price is paid upon entering into futures contracts. Instead, the Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or cash equivalents equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

There are risks associated with these activities, including the following (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Foreign Securities

Foreign securities may be U.S. dollar denominated or non-U.S. dollar denominated obligations or securities of foreign issuers, including obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. In addition, the Fund may invest in American Depositary Receipts ("ADRs"). These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

When-Issued Securities

The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Fund will segregate cash or cash equivalents in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Fund will not use such purchases for leveraging.

Receipts

Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes".

Restricted Securities

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Up to 10% of the Fund's assets may consist of restricted securities that are illiquid and the Advisor may invest up to an additional 5% of the total assets of the Fund in restricted securities, provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines and procedures developed and established by the Board of Trustees of the Trust. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Advisor's implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Advisor intends to rely upon the exemption from registration provided by Rule 144A under the 1933 Act.

Securities Lending

Securities loaned by the Fund pursuant to an agreement which requires collateral to secure the loan will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities.
However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

Investment Company Shares

Investments in shares of open-end funds and closed-end funds, as described in the prospectus, may result in the layering of expenses. Since such funds pay management fees and other expenses, shareholders of the Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Under applicable regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Fund to invest in shares of the Rembrandt money market funds. Pursuant to this order, the Fund is permitted to invest in shares of the Money Market Funds provided that the Advisor and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies pursuant to the Investment Company Act of 1940, as amended ("1940 Act") and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

Swaps, Caps and Floors

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside cash or cash equivalents in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investment and their share price and yield.


 INVESTMENT LIMITATIONS

The Fund has adopted certain investment limitations which, in addition to those limitations in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under federal securities laws in selling the Fund security.

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

5. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets, asset coverage of at least 300% is required for all borrowings.

6. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


 NON-FUNDAMENTAL POLICIES

The Fund may not:

1. Invest in warrants, except that the Fund may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

3. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

4. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

5. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result more than 5% of total assets (taken at fair market value) of the Fund would be invested in such securities, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or municipal securities which are rated by at least two nationally recognized bond rating services.

6. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin in connection with futures contracts and options on such contracts; (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund's fundamental limitation on permitted borrowings.

8. Invest its assets in securities of any investment company, except: (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets or consolidations; or (iii) as otherwise permitted by the 1940 Act.

The foregoing percentages (except for the limitation on illiquid securities) will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


THE ADVISOR

The Trust and ABN-AMRO Asset Management (USA) Inc., formerly LaSalle Street Capital Management, Ltd., 208 South LaSalle Street, Chicago, Illinois 60604 (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by the State of California, the Advisor will bear the amount of such excess.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.


 THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund Inc., The Pillar Funds, Profit Funds Investment Trust, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.


THE DISTRIBUTOR

Rembrandt(R) Financial Services Company, Oaks, Pennsylvania 19456 (the "Distributor"), a wholly-owned subsidiary of SEI Financial Services Company ("SFS"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"). Unless otherwise terminated as provided therein, the Distribution Agreement is renewable annually. Notwithstanding the foregoing, the Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or

"interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor.


 TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

ARNOLD F. BROOKSTONE (4/8/30) -- Trustee and Chairman -- 150 N. Michigan Avenue, Chicago, Illinois 60601. Retired. Executive Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation, 1991-1995. Senior Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation since 1981. Prior thereto, Mr. Brookstone held various other executive positions with Stone Container Corporation since 1973.

WILLIAM T. SIMPSON (7/26/27) -- Trustee -- 1318 Navajo Court, Louisville, Kentucky. Consultant, PNC Bank of Kentucky (formerly Citizens Fidelity Bank and Trust company) (a state chartered bank) since 1992. Senior Vice President, PNC Bank of Kentucky 1973-1992.

ROBERT A. NESHER (8/17/46) -- Trustee* -- 8 South Street, P.O. Box 89, Kennebunkport, Maine 04046-0089. status. Currently performs various services on behalf of SEI for which Mr. Nesher is compensated. Director, Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, 1981-1994.

DAVID G. LEE (4/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor 1991-1993. President, GW Sierra Trust Funds before 1991.

RICHARD W. GRANT (10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, Pennsylvania 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Trust, the Administrator and Distributor.

JIM VOLK (8/28/62) -- Controller, Chief Financial Officer -- Director of Investment Accounting Operations of SEI, the Administrator and Distribution since 1996. Assistant Chief Accountant, Securities and Exchange Commission, Division of Investment Management, 1993 to 1996. Senior Manager, Coopers & Lybrand, 1985-1993.

SANDRA K. ORLOW (10/18/53) -- Vice President, Assistant Secretary -- Vice President and Assistant Secretary of SEI and the Administrator and Distributor since 1983.

TODD CIPPERMAN (2/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since May, 1995, Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1995.

KATHRYN L. STANTON (11/19/58) -- Vice President, Assistant Secretary -- Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

KEVIN P. ROBINS (4/15/61) -- Vice President, Assistant Secretary -- Senior Vice President and General Counsel of SEI, the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1992. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

BARBARA A. NUGENT (6/18/56) -Vice President, Assistant Secretary -Vice President and Assistant Secretary of SEI, the Administrator and Distributor; Associate, Drinker Biddle & Reath (law firm), 1994-1996; Assistant Vice
President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) -Vice President, Assistant Secretary -Vice President and Assistant Secretary of SEI, the Administrator and Distributor; Associate General Counsel, Barclays Bank PLC, 1995-1996; Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) -Assistant Secretary -1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995; Associate, Morgan, Lewis & Bockius LLP, 1993-1995; Associate, Ropes & Gray (law firm), 1988-1993.

---------------------
*Mr. Nesher is a Trustee who may be deemed to be an "interested person" of the Trust as the term is defined in the 1940 Act.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

For the fiscal year ended December 31, 1996, the Trustees received the following compensation:


---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                 Total Compensation
                            Aggregate         Pension or                         from Registrant and
                          Compensation        Retirement         Estimated       Fund Complex Paid
                         From Registrant    Benefits Accrued   Annual Benefits    to Directors for
    Name of Person,      for Fiscal Year    as Part of Fund         Upon          Fiscal Year Ended
       Position            Ended 1996          Expenses          Retirement             1996
---------------------------------------------------------------------------------------------------------
Arnold F. Brookstone,        $14,000              N/A               N/A          $14,000 for service
 Trustee                                                                         on one board
---------------------------------------------------------------------------------------------------------
William T. Simpson,          $14,000              N/A               N/A          $14,000 for service
 Trustee                                                                         on one board
---------------------------------------------------------------------------------------------------------
Robert A. Nesher,*           $     0              N/A               N/A          $0 for service on
 Trustee                                                                         one board
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

_______________
*Mr. Nesher is a Trustee who may be deemed an "interested person" of the Trust as the term is defined in the 1940 Act.


COMPUTATION OF YIELD

The Fund may advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.


CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise total return. The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Share holder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares.

The securities of the Fund are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


TAXES

The following is only a summary of certain income tax considerations generally affecting the Fund and its Shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(b) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks, securities, options, futures or forward contracts, or foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to the Fund's business of investing in stock or securities, held for less than three months; and (c) diversify its holdings so that; (i) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (b) no longer applies for tax years beginning after August 5, 1997.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the 4% federal excise tax.

Any gain or loss recognized on a sale or redemption of shares of the Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized by a shareholder will be treated as long-term capital loss to the extent of the long-term capital gain distributions.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

The Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to Shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should verify their state and local tax liability with their tax advisors.

Foreign Taxes

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the Fund meets the Distribution Requirement and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. The Fund does not expect to be able to meet the requirements to make such election.


PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Advisor select brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of their judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the Trust's separate funds and any other accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or separate funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor or , which is a registered broker-dealer, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor or is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealers' provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and
                                            ----
professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The broker-dealers who execute transactions on behalf of the Fund and who are affiliates of the Fund's Advisor are brokers in the ABN AMRO International brokerage network. In addition, the Fund execute brokerage trades through SEI Financial Services Company, an affiliate of the Administrator and Distributor.

A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Fund to receive favorable tax treatment.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro
                                                                           ---
rata share in the net assets of the Fund.  Shareholders have no preemptive
----
rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

APPENDIX

Description of Commercial Paper Ratings


The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1, the highest rating category, reflect a "satisfactory" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

The rating F-1+ (Exceptionally Strong) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+ the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating category established by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating category, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                               REMBRANDT FUNDS(R)
                           PART C:  OTHER INFORMATION
                        POST EFFECTIVE AMENDMENT NO. 12

Item 24.  Financial Statements and Exhibits:

(a)  Financial Statements
     Part A--Prospectus:  N/A
     Part B--Statement of Additional Information:  N/A

(b)  Additional Exhibits

     1 Agreement and Declaration of Trust and Amendment thereto as originally filed as Exhibit 1 to Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 1 Post-Effective Amendment No. 11, filed April 29, 1997.

     1(a) Amendment dated October 20, 1992 to Registrant's Agreement and
          Declaration of Trust as originally filed as Exhibit 1(b) with Registrant's Pre-Effective Amendment No. 1 filed on December 3, 1992 and incorporated by reference to Exhibit 1(a) Post-Effective Amendment No. 11, filed April 29, 1997.

     2 Registrant's By-Laws as originally filed as Exhibit 2 with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 2 Post-Effective Amendment No. 11, filed April 29, 1997.

     3    Not applicable.

     4    Not applicable.

     5 Investment Advisory Agreement with LaSalle Street Capital Management, Ltd. as originally filed as Exhibit 5(b) with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 5 Post-Effective Amendment No. 11, filed April 29, 1997.

     5(a) Investment Sub-Advisory Agreement between LaSalle Street Capital
          Management Ltd., on behalf of the Registrant, and ABN AMRO-NSM International Funds Management B.V. as originally filed as Exhibit 5(c) with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 5(a) Post-Effective Amendment No. 11, filed April 29, 1997.

     6 Distribution Agreement as originally filed as Exhibit 6 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 6 Post-Effective Amendment No. 11, filed April 29, 1997.

     7    Not applicable.

     8 Custodian Agreement as originally filed as Exhibit 8(a) with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 8 Post-Effective Amendment No. 11, filed April 29, 1997.

     8(a) Sub-Custodian Agreement between CoreStates Bank, N.A. and Barclays
          Bank PLC incorporated herein by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.

     8(b) Form of Transfer Agency Agreement between the Registrant and
          Supervised Service Company incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-52784) filed with the Securities and Exchange Commission on April 1, 1994.

     8(c) Sub-Custodian Agreement between MORGAN STANLEY TRUST COMPANY and
          CORESTATES BANK, N.A. dated May 14, 1996, filed herewith.

     9 Administration Agreement as originally filed as Exhibit 5(a) with Registrant's Pre-Effective Amendment No. 1 filed on December 3, 1992 and incorporated by reference to Exhibit 9 Post-Effective Amendment No. 11, filed April 29, 1997.

     9(a) Consent to Assignment and Assumption (of the Administration Agreement) and filed herewith.

     9(b) Shareholder Service Plan and Agreement between Rembrandt Funds and
          Rembrandt Financial Services Company dated August 4, 1997, filed herewith.

     10 Opinion and Consent of Counsel as originally filed as Exhibit 10 with Registrant's Post-Effective Amendment No. 2 and incorporated by reference to Exhibit 10 Post-Effective Amendment No. 11, filed April 29, 1997.

     11   Not applicable.

     12   Not applicable.

     13   Not applicable.

     14   Not applicable.

     15 Distribution Plan - Investor Class as originally filed as Exhibit 15 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 15 Post-Effective Amendment No. 11, filed April 29, 1997.

     16   Performance Quotation Computation

     18 Rule 18f-3 Plan as originally filed as Exhibit 18 with Registrant's Post-Effective Amendment No. 8 and incorporated by reference to
          Exhibit 18 Post-Effective Amendment No. 11, filed April 29, 1997.

     24   Power of Attorney, filed herewith.

     27   Financial Data Schedules - N/A

Item 25.  Persons Controlled by or under Common Control with Registrant:

     See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation, which also controls other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities:

     As of September 17, 1997
                                                                   Number of
     Title of Class                                            Record Holders
     --------------                                            --------------

Units of beneficial interest, without par value -

COMMON SHARES
     Value Fund...........................................              8
     Growth Fund..........................................              8
     Small Cap Fund.......................................              5
     International Equity Fund............................              7
     TransEurope Fund.....................................              0
     Asian Tigers Fund....................................              8
     Fixed Income Fund....................................              7
     Intermediate Government Fixed Income Fund............              4
     Tax-Exempt Fixed Income Fund.........................              5
     International Fixed Income Fund......................              6
     Limited Volatility Fixed Income Fund.................              0
     Money Market Fund....................................              5
     Government Money Market Fund.........................              5
     Treasury Money Market Fund...........................              3

                                                                     Number of
     Title of Class                                               Record Holders
     --------------                                               --------------

     Tax-Exempt Money Market Fund..............................         2
     Balanced Fund.............................................         5
     Latin America Equity Fund.................................        11

                                                               Number of
     Title of Class                                          Record Holders
     --------------                                          --------------
INVESTOR SHARES
     Value Fund.....................................................221
     Growth Fund....................................................374
     Small Cap Fund................................................. 93
     International Equity Fund......................................255
     TransEurope Fund...............................................  0
     Asian Tigers Fund..............................................152
     Fixed Income Fund.............................................. 42
     Intermediate Government Fixed Income Fund...................... 15
     Tax-Exempt Fixed Income Fund................................... 36
     International Fixed Income Fund................................ 37
     Limited Volatility Fixed Income................................  1
     Money Market Fund.............................................. 97
     Government Money Market Fund................................... 13
     Treasury Money Market Fund.....................................  6
     Tax Exempt Money Market Fund................................... 34
     Balanced Fund..................................................355

Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor and Investment Sub-Advisor:


Name and Position           Name of Other                              Connection with
with Investment Advisor     Company                                    Other Company
-----------------------     -------------                              ---------------
Robert T. Brehm             ABN AMRO Chicago Corporation               Executive Vice President,
Chairman                                                               Director
                            ABN AMRO Asset Management (USA)            President, Director
                            Inc.

Richard A. Frodsham         ABN AMRO Chicago Corporation               Senior Vice President
President
Chief Executive Officer
Director

Name and Position           Name of Other                              Connections with
with Investment Advisor     Company                                    Other Company
-----------------------     ---------------------                      ----------------
John A. Wing                ABN AMRO Chicago Corporation               Chairman, CEO
Vice Chairman               Amerus Life                                Director
                            Chicago Board Options Exchange             Director

Perry L. Taylor, Jr.        ABN AMRO Chicago Corporation               Executive Vice President &
Director, Secretary                                                    Director
                            Erikson Institute                          Trustee

Daniel J. Shannon           Catholic Charities                         Board of Advisors,
Director                                                               Board of Directors
                            Notre Dame National Monogram Club          President
                            Dental Benefit Services of Illinois        Vice Chairman
                            Total Travel, Inc.                         Director
                            BioSafe International                      Director

Charles R. Klimkowski       ABN AMRO Chicago Corporation               Senior Vice President
Director                                                               Director
                            Theregenics, Inc.                          Director

Charles H. Self III         LaSalle National Bank                      Senior Vice President & Assistant
Director                                                               Secretary
Senior Vice President       Government Insurance Managers, Inc.        Director


Keith Dibble                LaSalle National Bank                      Senior Vice President & Assistant
Senior Vice President                                                  Secretary


Thomas F. McGrath           LaSalle National Bank                      Senior Vice President & Assistant
Senior Vice President                                                  Secretary
                            ABN AMRO Chicago Corporation               Senior Vice President

John F. Bonetti             LaSalle National Bank                      Senior Vice President & Assistant
Vice President                                                         Secretary

Marc G. Borghans            LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

James J. Baudendistel       None
Vice President

Gregory D. Boal             LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

A. Wade Buckles             LaSalle National Bank                      First Vice President & Assistant
First Vice President                                                   Secretary
                            ABN AMRO Chicago Corporation               Senior Vice President

Jac A. Cerney               LaSalle National Bank                      Vice President & Assistant Secretary
Senior Vice President

Martin L. Eisenberg         ABN AMRO Bank N.V.                         Vice President
Vice President              Netherlands Trading Society East, Inc.     Vice President

Name and Position           Name of Other                              Connections with
with Investment Advisor     Company                                    Other Company
-----------------------     -------------                              ----------------
                            Pine Tree Capital Holdings, Inc.           Vice President
                            AMRO Securities, Inc.                      Vice President
                            ABN AMRO North America Finance, Inc.       Vice President
                            DBI Holdings, Inc.                         Vice President
                            ABN AMRO North America, Inc.               Senior Vice President
                            ABN AMRO Mortgage Corp.                    Vice President
                            ABN AMRO Resource Management, Inc.         Vice President
                            Danic Asset Management Corp.               Vice President
                            National Asset Management                  Vice President
                            SFH, Inc.                                  Vice President
                            ABN AMRO Acceptance Corp.                  Vice President
                            ABN AMRO Asset Management (USA)            Vice President
                            Inc.
                            ABN AMRO Credit Corp.                      Vice President
                            ABN AMRO Investment Services, Inc.         Vice President
                            LaSalle Management Company, Inc.           Vice President
                            Cragin Financial Corp.                     Vice President
                            Cragin Service Corp.                       Vice President
                            Cumberland & Higgins, Inc.                 Vice President
                            LaSalle Bank, F.S.B.                       Vice President
                            Lease Plan Illinois, Inc.                  Vice President
                            LaSalle Financial Services, Inc.           Tax Officer
                            LaSalle Home Mortgage Corporation          Tax Officer
                            LaSalle National Corporation               Vice President
                            ABN AMRO Capital (USA) Inc.                Vice President
                            Lease Plan North America, Inc.             Vice President
                            ABN AMRO Information Technology            Vice President
                            Services Company
                            Lisle Corporation                          Vice President
                            ABN AMRO Services Company, Inc.            Vice President
                            LaSalle Bank                               Vice President
                            LaSalle Bank NI                            Vice President
                            LaSalle Northwest National Bank            Vice President
                            LaSalle National Bancorp, Inc.             Vice President
                            LaSalle Bank Illinois                      Vice President
                            Amsterdam Pacific Corporation              Vice President
                            LaSalle Trade Services Limited             Vice President
                            Heigl Mortgage and Financial Corporation   Vice President
                            CNBC Bancorp, Inc.                         Vice President
                            Columbia Financial Services, Inc.          Vice President
                            Columbia National Bank of Chicago          Vice President
                            CNBC Development Corporation               Vice President
                            CNBC Investment Corporation                Vice President
                            CNBC Leasing Corporation                   Vice President
                            Sky Mortgage Company                       Vice President
                            Sky Finance Company                        Vice President
                            CNB Property Corporation                   Vice President
                            Union Realty Mortgage Co., Inc.            Vice President
                            Leonard Voila Corporation                  Vice President
                            LaSalle National Bank                      Vice President
                            Monroe Corporation of Delaware             Vice President


Name and Position           Name of Other                              Connections with
with Investment             Company                                    Other Company
-----------------           -------------                              ----------------
                            LaSalle National Safe Deposit Corporation  Vice President
                            Rob-Wal Investment Co.                     Vice President
                            ENB Realty Co., Inc.                       Vice President
                            LaSalle Trade Services Corporation         Vice President
                            LaSalle National Leasing Corporation       Vice President
                            LaSalle Business Credit, Inc.              Vice President
                            European American Bank                     Vice President
                            Cityspire Realty Corp.                     Vice President
                            EA Debt Corp.                              Vice President
                            EA Land Corp.                              Vice President
                            EAB Land Company, Inc.                     Vice President
                            EAB Mortgage Company, Inc.                 Vice President
                            EAB Realty Corp.                           Vice President
                            EAB Realty of Florida, Inc.                Vice President
                            EAB Securities, Inc.                       Vice President
                            Ashland Properties, Inc.                   Vice President
                            Discount Brokers International, Inc.       Vice President
                            Kany Long Island City Corp.                Vice President
                            Cragin Service Development Corp.           Vice President
                            Wasco Funding Corp.                        Vice President
                            Island Abodes Corp.                        Vice President
                            Lyric Holdings, Inc.                       Vice President
                            EAB Credit Corp.                           Vice President
                            ORE Realty, Inc.                           Vice President
                            Texas Holdings, Inc.                       Vice President
                            Twelve Polo Realty Inc.                    Vice President
                            Vail at North Salem Inc.                   Vice President
                            32A Realty Inc.                            Vice President
                            81 Lee Avenue Corp.                        Vice President
                            169 East Flagler Corp.                     Vice President
                            EAB Plaza, Inc.                            Vice President
                            117 Seaman Realty, Inc.                    Vice President
                            Garden City Marble Corp.                   Vice President
                            Mamaroneck Point Realty, Inc.              Vice President
                            East River 52 Corp.                        Vice President
                            Huntington Bay Development Corp.           Vice President
                            Plaza Homes Inc. (Metrofund)               Vice President
                            Tower East 147 Inc.                        Vice President
                            LSR Realty Inc.                            Vice President
                            Beckman Hospitality Corp.                  Vice President
                            Atlantic Avenue Development Corp.          Vice President
                            Bald Hills Park at Farmingville Inc.       Vice President
                            Bennett 143 Corp.                          Vice President
                            Birch Locust Valley Corp.                  Vice President
                            Broadhollow 532 Melville Corporation       Vice President
                            CK at Manorville Inc.                      Vice President
                            Colony at Sayerville, Corp.                Vice President
                            Corners Estates at Hauppauge Inc.          Vice President
                            Corona 114 Apartments Inc.                 Vice President
                            Country Knolls at Manorville Inc.          Vice President
                            Cove Townhouses at Southold Inc.           Vice President

                                      10


Name and Position           Name of Other                              Connection with
with Investment Advisor     Company                                    Other Company
-----------------------     -------------                              ---------------
                            Crystal Domiciles Inc.                     Vice President
                            Eastern Shores at Northampton Corp.        Vice President
                            Edison Townhouse Corp.                     Vice President
                            Forestwood at North Hills Inc.             Vice President
                            Garden State Convention Center at          Vice President
                            Somerest County, Inc.
                            Half Acre on 347 at Nesoonset Inc.         Vice President
                            Horse Race Lane at Nissequogue Inc.        Vice President
                            Hunt Club at Middletown Inc.               Vice President
                            Jericho 969 Turnpike Inc.                  Vice President
                            Fairfield Avenue Corp.                     Vice President
                            Amsterdam Development Corp.                Vice President
                            Brownstone Apts. Inc.                      Vice President
                            Central Cedarhurst Corp.                   Vice President
                            GSC Land Corp.                             Vice President
                            East 91st Street Development Corp.         Vice President
                            East 92nd Street Development Corp.         Vice President
                            LLPA Corporation                           Vice President
                            Lake and Pulaski at Greenlawn Inc.         Vice President
                            Lake Front Land Corp.                      Vice President
                            Lattingtown Mansion, Inc.                  Vice President
                            Long Beach Breeze Corp.                    Vice President
                            Lowell Acquisition Corp.                   Vice President
                            Ludlow Development Corp.                   Vice President
                            MPE at St. James Inc.                      Vice President
                            Manor Homes at Aberdeen Corp.              Vice President
                            Maspeth 56-25 58th Street Corp.            Vice President
                            Metro Case Corp.                           Vice President
                            Mills Pond Estates at St. James Inc.       Vice President
                            Montauk Hospitality Corp.                  Vice President
                            Montauk YC Corp.                           Vice President
                            Moreland Hauppauge Corp.                   Vice President
                            Nineteenth Street Development Corp.        Vice President
                            North Hills Links Corp.                    Vice President
                            Old Country Road at Wyandanch Inc.         Vice President
                            Omni General Realty Corp.                  Vice President
                            Omni Realty Corp.                          Vice President
                            Orchards at Mt. Sinai Inc. "(The)"         Vice President
                            Parkway Plaza 1400 Corp.                   Vice President
                            Plaza Boulevard Equities Corp.             Vice President
                            Plaza Boulevard Properties Corp.           Vice President
                            Plaza Uniondale Equities Corp.             Vice President
                            Plaza Uniondale Properties Corp.           Vice President
                            Remington Ronkonkoma Corp.                 Vice President
                            Rendezvous Realty Corp.                    Vice President
                            SE at Commack Inc.                         Vice President
                            SE at Commack II Inc.                      Vice President
                            SE at Commack III Inc.                     Vice President
                            SE at Commack IV Inc.                      Vice President
                            Scholar Estates at Commack Inc.            Vice President
                            Seaman Shares at Inwood Corp.              Vice President

Name and Position           Name of Other                              Connection with
with Investment Advisor     Company                                    Other Company
-----------------------     -------------                              ---------------
                            Shoreham North Country Corp.               Vice President
                            Showcase Estates at Dix Hills Inc.         Vice President
                            Smith Island at Everett Corp.              Vice President
                            Soho 350 Corp.                             Vice President
                            Southampton Settlers Corporation           Vice President
                            Southeast Ridgefield Land Corp.            Vice President
                            Steinway 18-50 Astoria Corp.               Vice President
                            Sterling DTVA Corp.                        Vice President
                            TE at Dix Hills Inc.                       Vice President
                            TE at Dix Hills II Inc.                    Vice President
                            TE at Dix Hills III Inc.                   Vice President
                            TO at Mt. Sinai Inc.                       Vice President
                            Tara II at Hauppauge Inc.                  Vice President
                            Thornwood Estates at Dix Hills Inc.        Vice President
                            Vermilyea 119 Corp.                        Vice President
                            Veterans 4320 Bohemia Corp.                Vice President
                            Village 185 Corp.                          Vice President
                            W.M. Seaman at Inwood Corp.                Vice President
                            Welcome Center at Manorville Inc.          Vice President
                            West End 700 Inc.                          Vice President
                            Westminster Downs at Dix Hills, Inc.       Vice President
                            Westwood Hills at Middletown, Inc.         Vice President
                            Windsor 37th Corp.                         Vice President
                            Z161 Corp.                                 Vice President
                            Z174 Corp.                                 Vice President
                            Ziegfeld Villas Corp.                      Vice President
                            41 East Sunrise Highway Corporation        Vice President
                            55 Commerce, Inc. (Sold to EMI 1/20/92)    Vice President
                            Seventh Street Development Corp.           Vice President
                            Fourteenth Street Development Corp.        Vice President
                            West 51st Street Development Corp.         Vice President
                            West 73rd Street Development Corp.         Vice President
                            Lemark Land in Setauket, Inc.              Vice President
                            Ludlow Street Development Corp.            Vice President
                            Milestone Square Corp.                     Vice President
                            Oceanside 35-05 Hampton Road Inc.          Vice President
                            Oceanside 35-39 Hampton Road Inc.          Vice President
                            Sangeo 709 Merrick Road Corp.              Vice President
                            Sherwood Plaza Corp.                       Vice President
                            Syosset 240 Jericho, Inc.                  Vice President

Mark Karstrom               LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

Kathryn L. Martin           ABN AMRO Asset Management (USA)            Compliance Officer
Vice President              Inc.


Ronald C. Scheuer           LaSalle National Bank                      Vice President & Assistant Secretary
Vice President


Name and Position           Name of Other                              Connection with
with Investment Advisor     Company                                    Other Company
-----------------------     -------------                              ---------------
Roger R. Sullivan           LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

Karen Van Cleave            LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

Nancy A. Ellefson           LaSalle National Bank                      Assistant Vice President &
Vice President                                                         Assistant Secretary

Mark T. Morgan              LaSalle National Bank                      Assistant Vice President &
Assistant Vice President                                               Assistant Secretary
                            ABN AMRO Chicago Corporation               Vice President

Phillip P. Mierzwa          LaSalle National Bank                      Trust Officer & Assistant Secretary
Assistant Vice President

Susan M. Wiemeler           None
Officer

Christine R. Dragon         LaSalle National Bank                      Employee
Officer

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

     ABN AMRO-NSM International Funds Management B.V., a registered investment advisor, serves as the investment sub-advisor of the Latin America Equity Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund and International Fixed Income Fund.

Name and Position with     Name of Other                                         Connection with
Investment Sub-Advisor     Company                                               Other Company
----------------------     -------------                                         ----------------
Hendrik Stienstra          ABN AMRO Investment Management B.V.                   Director
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.                Director
                           B.V. Hollandsche Belegging en Beheer Maatshchappij    Director
                           ABN AMRO Bank N.V.                                    Senior Vice President

Diederik Wermolder         ABN AMRO Investment Management B.V.                   Director
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.                Director
                           B.V. Hollandsche Belegging en Beheer Maatshchappij    Director
                           ABN AMRO Luxembourg Investment Management S.A.        Director
                           ABN AMRO Funds Investment Advisory (Luxembourg) S.A.  Director
                           ABN AMRO Interest Growth Fund Investment Advisory     Director
                           (Luxembourg) S.A.
                           ABN AMRO Valurente Investment Adviosry (Luxembourg)   Director
                           S.A.
                           ABN AMRO Bank N.V.                                    Vice President


Name and Position with     Name of Other                                         Connection with
Investment Sub-Advisor     Company                                               Other Company
----------------------     -------------                                         ---------------
Wypke Postma               ABN AMRO Investment Management B.V.                   Officer
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.                Officer
                           B.V. Hollandsche Belegging en Beheer Maatschappij     Officer
                           ABN AMRO Bank N.V.                                    Vice President

Mathilde De La Serviere    Banque NSM, Paris                                     Vice President
Director

Anne-Marie George          Banque NSM, Paris                                     Vice President
Director

Rogier Crijns              ABN AMRO Bank N.V.                                    Vice President
Portfolio Manager

Jan-Wim Derks              ABN AMRO Bank N.V.                                    Vice President
Portfolio Manager

Gijs Dooresteijn           ABN AMRO Bank N.V.                                    Vice President
Portfolio Manager

Alex Ng                    ABN AMRO Asset Management (Asia) Ltd.                 Director
Portfolio Manager          P.T. ABN AMRO Manajemen Investasl                     Director

George Theodoridis         ABN AMRO Investment Management B.V.                   Officer
Officer                    ABN AMRO Beheer Beleggingsfondsen B.V.                Officer
                           B.V. Hollandsche Belegging en Beheer Maatshchappij    Officer
                           ABN AMRO Bank N.V.                                    Vice President

Erik Eleveld               ABN AMRO Bank N.V.                                    Assistant Vice President
Trader

John Vaartjes              ABN AMRO Investment Management B.V.                   Officer
Compliance Officer         ABN AMRO Beheer Beleggingsfondsen B.V.                Officer
                           B.V. Hollandsche Belegging en Beheer Maatshchapij     Officer
                           ABN AMRO Bank N.V.                                    Assistant Vice President

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Rembrandt Financial Services Company, a wholly-owned subsidiary of SEI Financial Services Company, acts as distributor for Rembrandt Funds(R) pursuant to a distribution agreement dated December 31, 1992. Rembrandt Financial Services Company does not act as underwriter, depositor or investment advisor for any other investment company.

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                            Position and Office                   Positions and Offices
Name                        with Underwriter                      with Registrant
----                        -------------------                   ----------------------

Alfred P. West, Jr.         Chairman of the Board of Directors    --
Henry H. Greer              Director                              --
Carmen V. Romeo             Director, Executive Vice President    --
Carl A. Guarino             President                             --
Leo J. Dolan, Jr.           Senior Vice President                 --
Sandra K. Orlow             Senior Vice President & Secretary     Vice President & Assistant Secretary
Marc H. Cahn                Vice President & Assistant Secretary  Vice President & Assistant Secretary
Todd Cipperman              Vice President & Assistant Secretary  Vice President & Assistant Secretary
Kathy Heilig                Vice President & Treasurer            --
Maryeva Schmitt Kindelan    Vice President                        --
Barbara A. Nugent           Vice President & Assistant Secretary  Vice President & Assistant Secretary
Cynthia M. Parrish          Vice President & Assistant Secretary  --
Kevin P. Robins             Vice President & Assistant Secretary  Vice President & Assistant Secretary
Kathryn L. Stanton          Vice President & Assistant Secretary  Vice President & Assistant Secretary
James Dougherty                                                   Financial Principal
Robert Wagner               Managing Director                     --

Item 30.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

     CoreStates Bank, N.A.          Morgan Stanley Trust Company
     Broad and Chestnut Streets     One Pierrepont Plaza
     P.O. Box 7618                  Brooklyn, NY 11201
     Philadelphia, PA  19101

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:


     SEI Fund Resources
     Oaks, PA 19456


(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor:

     ABN AMRO ASSET               ABN AMRO-NSM International Funds
     MANAGEMENT (USA) INC.        Management B.V.
     208 South LaSalle Street     Hoogoorddreef 66-68
     Chicago, IL 60604-1003       P.O. Box 283, 1000 E.A.
                                  Amsterdam, The Netherlands ZU100GST

Item 31.  Management Services: None.

Item 32.  Undertakings:

      Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

      Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

      Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Real Estate Fund of the Registrant or the effective date of Post-Effective Amendment No. 12 to the Registrant's 1933 Act Registration Statement.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for Rembrandt Funds(R) (formerly The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, State of Pennsylvania, on the 16th day of October, 1997.


                                  REMBRANDT FUNDS(R)

                                  By:     /s/ David G. Lee
                                         ______________________________
                                         David G. Lee, President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


           *            Trustee             October 16, 1997
----------------------
Arnold F. Brookstone

           *            Trustee             October 16, 1997
----------------------
William T. Simpson

           *            Trustee             October 16, 1997
----------------------
Robert A. Nesher


/s/ David G. Lee        President & Chief   October 16, 1997
----------------------  Executive Officer
David G. Lee


/s/ Jim Volk            Controller & Chief  October 16, 1997
----------------------  Financial Officer
Jim Volk


*By: /s/ David G. Lee
     ------------------------------
     David G. Lee, Attorney-in-Fact

                                 EXHIBIT INDEX


Name                                                                          Exhibit
----                                                                          -------
Agreement and Declaration of Trust and Amendment thereto as originally        Ex-99.B1
filed as Exhibit 1 with Registrant's initial Registration Statement on
October 2, 1992 and incorporated by reference to Exhibit 1 Post-
Effective Amendment No. 11, filed April 29, 1997.

Amendment dated October 20, 1992 to Registrant's Agreement and                Ex-99.B1A
Declaration of Trust as originally filed as Exhibit 1(b) with Regis-
trant's Pre-Effective Amendment No. 1 filed on December 3, 1992 and incorporated by reference to Exhibit 1(a) Post-Effective Amendment No.
11, filed April 29, 1997.

Registrant's By-Laws as originally filed as Exhibit 2 with Registrant's       Ex-99.B2
initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 2 Post-Effective Amendment No. 11, filed April
29, 1997.

Not applicable.                                                               Ex-99.B3

Not applicable.                                                               Ex-99.B4

Investment Advisory Agreement with LaSalle Street Capital Management,         Ex-99.B5
Ltd. as originally filed as Exhibit 5(b) with Registrant's initial
Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 5 Post-Effective Amendment No. 11, filed April 29, 1997.

Investment Sub-Advisory Agreement between LaSalle Street Capital              Ex-99.B5A
Management Ltd., on behalf of the Registrant, and ABN AMRO-NSM
International Funds Management B.V. as originally filed as Exhibit 5(c)
with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 5(a) Post-Effective Amendment No. 11, filed April
29, 1997.

Distribution Agreement as originally filed as Exhibit 6 with Registrant's     Ex-99.B6
Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit
6 Post-Effective Amendment No. 11, filed April 29, 1997.

Not applicable.                                                               Ex-99.B7

Custodian Agreement as originally filed as Exhibit 8(a) with Registrant's     Ex-99.B8
Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit
8 Post-Effective Amendment No. 11, filed April 29, 1997.

Sub-Custodian Agreement between CoreStates Bank, N.A. and Barclays            Ex-99.B8A
Bank PLC incorporated herein by reference to Exhibit 8(a)(1) to Post-
Effective Amendment No. 6 to Registrant's Registration Statement on
Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on January 13, 1995.



Form of Transfer Agency Agreement between the Registrant and Supervised       Ex-99.B8B
Service Company incorporated herein by reference to Exhibit 8(c) to
Post-Effective Amendment No. 4 to Registrant's Registration Statement on
Form N-1A (File No. 33-52784) filed with the Securities and Exchange
Commission on April 1, 1994.

Sub-Custodian Agreement between Morgan Stanley Trust Company and CoreStates   Ex-99.B8C
Bank, N.A. dated May 14, 1996, filed herewith.

Administration Agreement as originally filed as Exhibit 5(a) with             Ex-99.B9
Registrant's Pre-Effective Amendment No. 1 filed on December 3, 1992 and incorporated by reference to Exhibit 9 Post-Effective Amendment No.
11, filed April 29, 1997.

Consent to Assignment and Assumption (of the Administration                   Ex-99.B9A
Agreement) and filed herewith.

Shareholder Service Plan and Agreement between Rembrandt Funds and            Ex-99.B9B
Rembrandt Financial Services Company dated August 4, 1997, filed herewith.

Opinion and Consent of Counsel as originally filed as Exhibit 10 with         Ex-99.B10
Registrant's Post-Effective Amendment No. 2 and incorporated by reference to Exhibit 10 Post-Effective Amendment No. 11, filed April 29
1997.

Not applicable.                                                               Ex-99.B11

Not applicable.                                                               Ex-99.B12

Not applicable.                                                               Ex-99.B13

Not applicable.                                                               Ex-99.B14

Distribution Plan - Investor Class as originally filed as Exhibit 15 in       Ex-99.B13
Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 15 Post-Effective Amendment No. 11, filed April
29, 1997.

Performance Quotation Computation                                             Ex-99.B16

Rule 18f-3 Plan as originally filed as Exhibit 8 with Registrant's Post-      Ex-99.B18
Effective Amendment No. 8 and incorporated by reference to Exhibit
18 Post-Effective Amendment No. 11, filed April 29, 1997.

Power of Attorney, filed herewith.                                            Ex-99.B24

Financial Data Schedules - N/A.